Leases (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Fixed cost and variable cost that depend on an index	$ 3,258	$ 3,192
Short term lease cost	136	277
Sublease income	(705)	(792)
Total lease cost	$ 2,689	$ 2,677